Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Millions	Total	Common Stock	Paid-in Capital	Notes Receivable - Common Stock	Noncontrolling Interest	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balance at Sep. 26, 2009	$ (20)	$ 1	$ 160	$ (2)		$ (28)	$ (151)
Stock compensation expense	1		1
Derivative amortization	4					4
Fair value adjustment of redeemable stock	(14)		(14)
Net Income (loss)	(113)						(113)
Currency translation	6					6
Defined benefit pension and retiree health benefit plans, net of tax	(5)					(5)
Balance at Oct. 02, 2010	(141)	1	147	(2)		(23)	(264)
Stock compensation expense	2		2
Non controlling interest	3				3
Interest rate hedge, net of tax	(6)					(6)
Fair value adjustment of redeemable stock	(7)		(7)
Net Income (loss)	(299)						(299)
Currency translation	(10)					(10)
Defined benefit pension and retiree health benefit plans, net of tax	(9)					(9)
Balance at Oct. 01, 2011	(467)	1	142	(2)	3	(48)	(563)
Balance at Sep. 30, 2011	(467)		143	(2)	3	(48)	(563)
Stock compensation expense	2		2
Derivative amortization	1					1
Fair value adjustment of redeemable stock	(2)		(2)
Net Income (loss)	(29)						(29)
Currency translation	8					8
Balance at Mar. 31, 2012	(487)		143	(2)	3	(39)	(592)
Balance at Oct. 01, 2011	(467)	1	142	(2)		(48)	(563)
Stock compensation expense	2		2
Derivative amortization	3					3
Fair value adjustment of redeemable stock	(13)		(13)
Net Income (loss)	2						2
Currency translation	6					6
Defined benefit pension and retiree health benefit plans, net of tax	(8)					(8)
Balance at Sep. 29, 2012	(475)	1	131	(2)	3	(47)	(561)
Proceeds from issuance of common stock	4		4
Stock compensation expense	5		5
Repayment of note receivable	1			1
Termination of redeemable shares redemption requirement	23		23
Proceeds from initial public offering	438		438
Initial obligation under tax receivable agreement	(300)		(300)
Derivative amortization	2					2
Interest rate hedge, net of tax	(2)					(2)
Net Income (loss)	(9)						(9)
Currency translation	(2)					(2)
Balance at Mar. 30, 2013	$ (315)	$ 1	$ 301	$ (1)	$ 3	$ (49)	$ (570)